Schedule of Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ 32,715,335	$ 33,092,903	$ 33,220,883
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	1,700,584	2,633,329	1,429,531
International [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	1,015,499	(5,081,506)	(1,418,588)
AUSTRALIA
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ 29,999,252	$ 35,541,080	$ 33,209,940